Stock Option and Restricted Stock Plans (Details 3) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified		12 Months Ended				0 Months Ended
	Dec. 31, 2012 Restricted stock awards	Dec. 31, 2012 Holdings Options Plans	Dec. 31, 2011 Holdings Options Plans	Dec. 31, 2010 Holdings Options Plans	Dec. 31, 2012 Holdings Options Director Plan	Oct. 30, 2012 Holdings Restricted stock awards	Aug. 07, 2012 Holdings Restricted stock awards	May 02, 2012 Holdings Restricted stock awards	Mar. 26, 2012 Holdings Restricted stock awards	Dec. 15, 2011 Holdings Restricted stock awards	Nov. 03, 2011 Holdings Restricted stock awards	Aug. 03, 2011 Holdings Restricted stock awards	Dec. 17, 2010 Holdings Restricted stock awards	Nov. 11, 2010 Holdings Restricted stock awards	Sep. 13, 2010 Holdings Restricted stock awards	Aug. 11, 2010 Holdings Restricted stock awards
Stock option and restricted stock plans
Weighted average remaining contractual term for all outstanding options		5 years 9 months			5 years 2 months 26 days
Weighted average remaining contractual term of exercisable options		5 years 2 months 26 days			5 years 4 days
Total intrinsic value of options exercised (in dollars)		$ 1,100,000	$ 200,000	$ 300,000
Aggregate intrinsic value of options outstanding (in dollars)		2,600,000			46,500
Aggregate intrinsic value of options exercisable (in dollars)		2,200,000			46,500
Number of Shares Issued						530	38	129	65	350	190	25	50	300	1,000	30
Fair Value of Common Stock (in dollars per share)						$ 10.75	$ 11.84	$ 8.67	$ 8.33	$ 8.57	$ 8.61	$ 7.14	$ 7.07	$ 6.29	$ 7.48	$ 6.94
Stock compensation expense for each of the next five years, based on restricted stock awards granted
2013	6,012,000
2014	5,391,000
2015	3,734,000
2016	1,512,000
2017	$ 53,000